Trade and Other Receivables - Summary of Trade and Other Receivables Reported in Balance Sheet Net of Allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables - gross	£ 2,898	£ 3,345
Trade receivables - allowance	(30)	(39)
Loans and other receivables - gross	1,092	1,260
Loans and other receivables - allowance	(10)	(46)
Prepayments and accrued income	323	289
Net trade and other receivables per balance sheet	£ 4,273	£ 4,809